UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 58.80%
	Consumer Staples - 12.15%
	Beverages - 3.79%
70,000	The Coca-Cola Co.	$3,359,300
25,000	PepsiCo, Inc.	1,374,000
		4,733,300
	Food & Staples Retailing - 2.44%
40,000	Costco Wholesale Corp.	1,828,000
25,000	Wal-Mart Stores, Inc.	1,211,000
		3,039,000
	Food Products - 2.78%
20,000	Kellogg Co.	931,400
100,000	Kraft Foods, Inc.	2,534,000
		3,465,400
	Household Products - 3.14%
30,000	Colgate-Palmolive Co.	2,122,200
10,000	Kimberly-Clark Corp.	524,300
25,000	The Procter & Gamble Co.	1,277,500
		3,924,000
	Total Consumer Staples (Cost $14,167,731)	15,161,700

	Energy - 21.13%
	Energy Equipment & Services - 2.58%
40,000	Patterson-UTI Energy, Inc.	514,400
50,000	Schlumberger Ltd. (a)(b)	2,705,500
		3,219,900
	Oil & Gas - 18.55%
40,000	Anadarko Petroleum Corp.	1,815,600
10,000	Apache Corp.	721,500
60,000	BP, PLC - ADR (a)	2,860,800
70,000	ChevronTexaco Corp.	4,637,500
65,000	ConocoPhillips	2,733,900
35,000	Exxon Mobil Corp.	2,446,850
150,000	Frontier Oil Corp.	1,966,500
25,000	Hess Corp.	1,343,750
70,000	Marathon Oil Corp.	2,109,100
50,000	Royal Dutch Shell PLC - ADR (a)	2,509,500
		23,145,000
	Total Energy (Cost $23,750,584)	26,364,900

	Financials - 4.26%
	Commercial Banks - 0.38%
35,000	Wilmington Trust Corp.	478,100

	Insurance - 3.88%
50,000	The Allstate Corp.	1,220,000
60,000	The Chubb Corp.	2,392,800
55,000	Cincinnati Financial Corp.	1,229,250
		4,842,050
	Total Financials (Cost $8,305,261)	5,320,150

	Health Care - 7.96%
	Health Care Equipment & Supplies - 0.85%
20,000	Baxter International, Inc.	1,059,200

	Pharmaceuticals - 7.11%
25,000	Abbott Laboratories	1,176,000
40,000	Eli Lilly & Co.	1,385,600
50,000	GlaxoSmithKline, PLC - ADR (a)	1,767,000
40,000	Johnson & Johnson	2,272,000
50,000	Wyeth (b)	2,269,500
		8,870,100
	Total Health Care (Cost $10,101,302)	9,929,300

	Industrials - 5.81%
	Aerospace & Defense - 2.76%
20,000	The Boeing Co.	850,000
50,000	United Technologies Corp. (b)	2,598,000
		3,448,000
	Commercial Services & Supplies - 1.76%
100,000	Pitney Bowes, Inc.	2,193,000

	Industrial Conglomerates - 1.30%
100,000	General Electric Co.	1,172,000
10,000	ITT Corp.	445,000
		1,617,000
	Total Industrials (Cost $12,070,561)	7,258,000

	Information Technology - 5.44%
	Semiconductor & Semiconductor Equipment - 3.53%
100,000	Applied Materials, Inc.	1,097,000
200,000	Intel Corp.	3,310,000
		4,407,000
	Software - 1.91%
100,000	Microsoft Corp.	2,377,000
	Total Information Technology (Cost $8,492,954)	6,784,000

	Materials - 1.23%
	Chemicals - 1.23%
60,000	E.I. du Pont de Nemours & Co.	1,537,200
	Total Materials (Cost $2,662,511)	1,537,200

	Utilities - 0.82%
	Electric Utilities - 0.57%
25,000	OGE Energy Corp.	708,000

	Gas Utilities - 0.25%
10,000	Questar Corp.	310,600
	Total Utilities (Cost $1,196,116)	1,018,600

	TOTAL COMMON STOCKS (Cost $80,747,020)	73,373,850

	CONVERTIBLE BONDS - 8.25%
	Consumer Discretionary - 6.60%
	Hotels, Restaurants & Leisure - 0.37%
	Magna Entertainment Corp. (d)
$3,000,000	7.250%, 12/15/2009	465,000

	Media - 6.23%
	Lions Gate Entertainment Corp.
6,500,000	2.938%, 10/15/2024	5,232,500
3,300,000	3.625%, 03/15/2025	2,541,000
		7,773,500
	Total Consumer Discretionary (Cost $11,161,484)	8,238,500

	Health Care - 1.65%
	Biotechnology - 1.65%
	Amylin Pharmaceuticals, Inc.
2,300,000	2.500%, 04/15/2011	2,061,375
	Total Health Care (Cost $2,301,161)	2,061,375

	TOTAL CONVERTIBLE BONDS (Cost $13,462,645)	10,299,875

	CORPORATE BONDS - 29.42%
	Consumer Discretionary - 6.92%
	Hotels Restaurants & Leisure - 3.23%
	Circus Circus
2,000,000	7.625%, 07/15/2013	1,190,000
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	2,835,000
		4,025,000
	Leisure Equipment & Products - 0.49%
	Eastman Kodak Co.
1,000,000	7.250%, 11/15/2013	615,000

	Specialty Retail - 0.98%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,218,750

	Textiles, Apparel & Luxury Goods - 2.22%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	2,775,000
	Total Consumer Discretionary (Cost $10,394,708)	8,633,750

	Consumer Staples - 4.21%
	Food Products - 4.21%
	Pilgrims Pride Corp. (c)
4,000,000	8.375%, 05/01/2017	3,060,000
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	2,197,500
	Total Consumer Staples (Cost $6,870,449)	5,257,500

	Energy - 8.63%
	Oil & Gas - 8.63%
	Anadarko Pete Corp.
200,000	8.700%, 03/15/2019	224,420
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,025,000
	Susser Holdings
800,000	10.625%, 12/15/2013	806,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	3,550,000
	United Refining Co.
5,300,000	10.500%, 08/15/2012	4,160,500
	Total Energy (Cost $13,053,454)	10,765,920

	Health Care - 5.76%
	Health Care Providers & Services - 2.56%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,272,500
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015	920,000
		3,192,500
	Pharmaceuticals - 3.20%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015	4,000,000
	Total Health Care (Cost $7,966,200)	7,192,500

	Industrials - 3.90%
	Commercial Services & Supplies - 3.09%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015	847,500
	Iron Mountain, Inc.
3,000,000	8.625%, 04/01/2013	3,007,500
		3,855,000
	Diversified Manufacturing - 0.81%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012	1,007,500
	Total Industrials (Cost $5,500,000)	4,862,500

	TOTAL CORPORATE BONDS (Cost $43,784,811)	36,712,170

	SHORT TERM INVESTMENTS - 2.29%
	Investment Companies - 2.29%
421,143	AIM STIT-Treasury Portfolio	421,143
2,384,251	Fidelity Institutional Government Portfolio	2,384,251
50,000	SEI Daily Income Trust Treasury II Fund - Class B	50,000
	Total Investment Companies	2,855,394

	TOTAL SHORT TERM INVESTMENTS (Cost $2,855,394)	2,855,394

	Total Investments (Cost $140,849,870) - 98.76%	123,241,289
	Other Assets in Excess of Liabilities - 1.24%	1,550,933
	TOTAL NET ASSETS - 100.00%	$124,792,222

	ADR - American Depositary Receipt
	(a) - Foreign Issued Securities
	(b) - Portion of these investments are segregated as collateral for open written option contracts.
	(c) - Defaulted Security
	(d) - Fair valued security. The total value of these securities amounted to $465,000 (0.37% of net assets) at June 30, 2009.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$140,849,870
	Premium on option written	91,014
	Gross unrealized appreciation	9,472,488
	Gross unrealized depreciation	(27,043,305)
	Net unrealized appreciation	$(17,570,817)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Balanced Fund
Schedule of Options Written
June 30, 2009 (Unaudited)

Contracts		Value
	CALL OPTIONS WRITTEN - 0.04%

	Schlumberger Ltd.
500	Expiration: July, 2009, Exercise Price: $70.00	$1,250
	United Technologies Corp.
500	Expiration: July, 2009, Exercise Price: $60.00	2,000
	Wyeth
500	Expiration: July, 2009, Exercise Price: $45.00	50,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received $91,014)	$53,250

Buffalo High Yield Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 0.00%
	Energy - 0.00%
17,025	Eagle Geophysical, Inc. (a)(d)(e)	$0
	Total Energy (Cost $0)	0

	Special Purpose Entity - 0.00%
725,000	Adelphia Recovery Trust (a)(d)(e)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $712,005)	0

	CONVERTIBLE PREFERRED STOCKS - 1.26%
	Financials - 1.26%
	Commercial Banks - 1.26%
108,200	Boston Private Capital Trust I (a)	1,623,000
	Total Financials (Cost $5,342,000)	1,623,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,342,000)	1,623,000

	PREFERRED STOCKS - 1.65%
	Financials - 1.65%
	Real Estate Management & Development - 1.65%
125,000	Firstservice Corp.	2,125,000
	Total Financials (Cost $2,656,250)	2,125,000

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	2,125,000

	CONVERTIBLE BONDS - 17.90%
	Consumer Discretionary - 7.27%
	Leisure Equipment & Products - 3.34%
	WMS Industries, Inc.
$1,800,000	2.750%, 07/15/2010	4,311,000

	Media - 3.93%
	Lions Gate Entertainment Corp.
6,310,000	2.938%, 10/15/2024	5,079,550
	Total Consumer Discretionary (Cost $8,088,594)	9,390,550

	Financials - 0.38%
	Hotels And Motels - 0.38%
	Host Hotels & Resorts LP
500,000	3.125%, 04/15/2024 (1005.42, 03-15-2009) (Acquired 2/19/2009, Cost $471,995)(b)	485,625
	Total Financials (Cost $471,995)	485,625

	Health Care - 4.94%
	Biotechnology - 2.54%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	3,275,794

	Health Care Equipment & Supplies - 2.40%
	American Medical Systems
1,000,000	3.250%, 07/01/2036	968,750
	ConMed Corp.
1,500,000	2.500%, 11/15/2024	1,278,750
	SonoSite, Inc.
1,000,000	3.750%, 07/15/2014	855,000
		3,102,500
	Total Health Care (Cost $6,520,025)	6,378,294

	Industrials - 5.14%
	Airlines - 4.49%
	JetBlue Airways Corp.
6,030,000	3.750%, 03/15/2035	5,803,875

	Trading Companies & Distributors - 0.65%
	WESCO International, Inc.
1,000,000	1.750%, 11/15/2026	833,750
	Total Industrials (Cost $6,726,434)	6,637,625

	Materials - 0.17%
	Metals & Mining - 0.17%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	221,000
	Total Materials (Cost $200,000)	221,000

	TOTAL CONVERTIBLE BONDS (Cost $22,007,048)	23,113,094

	CORPORATE BONDS - 70.14%
	Consumer Discretionary - 27.67%
	Hotels, Restaurants & Leisure - 10.62%
	Ameristar Casinos, Inc.
2,000,000	9.250%, 06/01/2014 (Acquired 5/12/2009, Cost $1,942,955)(b)(c)	2,050,000
	Circus Circus
3,100,000	7.625%, 07/15/2013	1,844,500
	Isle of Capri Casinos
2,928,000	7.000%, 03/01/2014	2,371,680
	Penn National Gaming, Inc.
1,400,000	6.875%, 12/01/2011	1,379,000
	Pinnacle Entertainment, Inc.
2,685,000	8.250%, 03/15/2012	2,685,000
	Royal Caribbean Cruises Ltd
1,450,000	7.000%, 06/15/2013	1,274,187
1,615,000	7.500%, 10/15/2027	1,090,125
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016 (Acquired 5/14/2009, Cost $968,759)(b)	1,017,500
		13,711,992
	Household Durables - 1.65%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	1,760,000
	Rent-A-Center, Inc.
368,000	7.500%, 05/01/2010	369,840
		2,129,840
	Merchant Wholesalers, Durable Goods - 0.39%
	Anixter, Inc.
400,000	10.000%, 03/15/2014	400,000
	Sealy Mattress Co.
100,000	10.875%, 04/15/2016 (Acquired 5/15/2009, Cost $96,004)(b)(c)	105,250
		505,250
	Internet & Catalog Retail - 0.72%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016 (Acquired 6/18/2009, Cost $925,341)(b)	926,250

	Rail Transportation - 0.86%
	Kansas City Southern Railway Co.
1,000,000	13.000%, 12/15/2013	1,105,000

	Specialty Retail - 5.23%
	Autonation, Inc.
2,000,000	7.000%, 04/15/2014	1,935,000
	Group 1 Automotive, Inc.
1,840,000	8.250%, 08/15/2013	1,564,000
	United Auto Group, Inc.
4,000,000	7.750%, 12/15/2016	3,250,000
		6,749,000
	Textiles, Apparel & Luxury Goods - 8.20%
	Interface, Inc.
3,570,000	9.500%, 02/01/2014	3,302,250
	Oxford Industries, Inc.
5,000,000	11.375%, 07/15/2015 (Acquired 6/23/2009, Cost $4,867,711)(b)(c)	4,867,650
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	2,415,064
		10,584,964
	Total Consumer Discretionary (Cost $39,301,061)	35,712,296

	Consumer Staples - 9.14%
	Beverages - 1.56%
	Constellation Brands, Inc.
2,000,000	8.125%, 01/15/2012	2,010,000

	Food & Staples Retailing - 1.38%
	Pantry, Inc.
2,000,000	7.750%, 02/15/2014	1,780,000

	Food Products - 3.81%
	Pilgrims Pride Corp. (f)
3,800,000	8.375%, 05/01/2017	2,907,000
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,014,375
		4,921,375
	Household Products - 2.39%
	Prestige Brands, Inc.
3,100,000	9.250%, 04/15/2012	3,084,500
	Total Consumer Staples (Cost $13,554,072)	11,795,875

	Energy - 6.97%
	Oil & Gas - 6.97%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	761,250
	Inergy L.P./Inergy Finance Corp.
3,400,000	0.069%, 12/15/2014	3,111,000
600,000	8.250%, 03/01/2016	574,500
	Susser Holdings
1,250,000	10.625%, 12/15/2013	1,259,375
	United Refining Co.
4,200,000	1.500%, 08/15/2012	3,297,000
		9,003,125
	Total Energy (Cost $10,032,674)	9,003,125

	Financials - 2.05%
	Capital Markets - 2.05%
	Janus Capital Group Inc.
1,825,000	6.125%, 09/15/2011	1,725,030
1,000,000	6.500%, 06/15/2012	924,311
	Total Financials (Cost $2,392,891)	2,649,341

	Health Care - 8.04%
	Health Care Equipment & Supplies - 1.93%
	Cooper Cos, Inc.
1,200,000	7.125%, 02/15/2015	1,125,000
	Wright Medical Group, Inc.
1,800,000	2.625%, 12/01/2014	1,368,000
		2,493,000
	Health Care Providers & Services - 3.06%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,272,500
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	945,000
	Psychiatric Solutions, Inc.
800,000	7.750%, 07/15/2015	736,000
		3,953,500
	Pharmaceuticals - 3.05%
	Warner Chilcott Corp.
3,936,000	8.750%, 02/01/2015	3,936,000
	Total Health Care (Cost $11,048,832)	10,382,500

	Industrials - 14.05%
	Commercial Services & Supplies - 9.70%
	Allied Waste North America
1,100,000	7.875%, 04/15/2013	1,122,910
	Education Management LLC
2,805,000	8.750%, 06/01/2014	2,734,875
2,500,000	10.250%, 06/01/2016	2,456,250
	Greenbrier Companies, Inc.
2,000,000	8.375%, 05/15/2015	1,130,000
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,353,375
1,575,000	7.750%, 01/15/2015	1,519,875
	Mobile Mini, Inc.
2,000,000	6.875%, 05/01/2015	1,675,000
	R.R. Donnelley & Sons Co.
550,000	5.625%, 01/15/2012	531,641
		12,523,926
	Diversified Manufacturing - 2.11%
	Blount, Inc.
2,210,000	8.875%, 08/01/2012	2,226,575
	BWAY Corp.
500,000	10.000%, 04/15/2014 (Acquired 5/11/2009, Cost $486,549)(b)	501,250
		2,727,825
	Machinery - 2.24%
	Altra Industrial Motion, Inc.
1,600,000	9.000%, 12/01/2011	1,548,000
	American Railcar Inds, Inc.
1,000,000	7.500%, 03/01/2014	877,500
	Chart Industries, Inc.
500,000	9.125%, 10/15/2015	467,500
		2,893,000
	Total Industrials (Cost $19,052,637)	18,144,751

	Information Technology - 1.37%
	Semiconductors & Semiconductor Equipment - 1.37%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	450,251
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,313,888
	Total Information Technology (Cost $1,714,270)	1,764,139

	Manufacturing - 0.17%
	Transportation Equipment - 0.17%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	224,425
	Total Manufacturing (Cost $234,252)	224,425

	Services - 0.68%
	Business Services - 0.68%
	Lamar Media Corp.
1,000,000	6.625%, 08/15/2015	880,000
	Total Services (Cost $958,962)	880,000

	TOTAL CORPORATE BONDS (Cost $98,289,651)	90,556,452

	SHORT TERM INVESTMENTS - 3.86%
	Investment Companies - 3.86%
520,300	AIM STIT-Treasury Portfolio	520,300
4,436,223	Fidelity Institutional Government Portfolio	4,436,223
28,530	SEI Daily Income Trust Treasury II Fund - Class B	28,530
	Total Investment Companies	4,985,053

	TOTAL SHORT TERM INVESTMENTS (Cost $4,985,053)	4,985,053

	Total Investments (Cost $133,992,007) - 94.81%	122,402,599
	Other Assets in Excess of Liabilities - 5.19%	6,696,496
	TOTAL NET ASSETS - 100.00%	$129,099,095

	(a) - Non Income Producing
	(b) - Restricted security deemed liquid. The total value of restricted securities is $9,953,525 (7.71% of net assets) at June 30, 2009.
	(c) - 144A
	(d) - Illiquid Security
	(e) - Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2009.
	(f) - Defaulted Security
The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$133,992,007
	Gross unrealized appreciation	3,888,269
	Gross unrealized depreciation	(15,477,677)
	Net unrealized appreciation	$(11,589,408)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo International Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 79.17%
	Austria - 0.85%
	Oil & Gas - 0.85%
4,000	OMV AG	$149,769
	Total Austria (Cost $173,180)	149,769

	Brazil - 7.24%
	Diversified Financial Services - 2.13%
62,320	BM&F BOVESPS SA	374,651

	IT Services - 1.83%
21,000	Redecard SA	323,118

	Water Utilities - 3.28%
600	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP - ADR	17,994
43,000	Companhia de Saneamento de Minas Gerais - Copasa MG	560,679
		578,673
	Total Brazil (Cost $1,113,001)	1,276,442

	Cayman Islands - 1.65%
	Construction Materials - 1.65%
420,000	China Shanshui Cement Group	291,018
	Total Cayman Islands (Cost $102,035)	291,018

	China - 8.50%
	Construction & Engineering - 0.49%
150,000	Baoye Group Co. Ltd.	86,516

	Employment Agencies - 0.59%
8,800	51job, Inc. - ADR (a)	104,104

	Food & Staples Retailing - 0.08%
2,300	China Nepstar Chain Drugstore Ltd. - ADR	13,110

	Food Products - 6.79%
895,498	Chaoda Modern Agriculture (Holdings) Ltd.	525,740
645,000	China Green (Holdings) Ltd.	670,796
		1,196,536
	Health Care Equipment & Supplies - 0.55%
3,500	Mindray Medical International Ltd. - ADR	97,720
	Total China (Cost $1,690,641)	1,497,986

	Denmark - 0.89%
	Electrical Equipment - 0.89%
2,200	Vestas Wind System A/S (a)	157,692
	Total Denmark (Cost $148,077)	157,692

	Finland - 0.46%
	Communications Equipment - 0.46%
5,600	Nokia Oyj - ADR	81,648
	Total Finland (Cost $157,200)	81,648

	France - 5.14%
	Food Products - 0.61%
1,100	Vilmorin & Cie	107,449

	Machinery - 0.41%
600	Vallourec SA	72,834

	Multi-Utilities - 0.84%
4,966	Veolia Environnement - ADR	146,696

	Software - 2.37%
5,500	Dassault Systemes S.A.	242,737
7,200	UbiSoft Entertainment SA (a)	175,194
		417,931
	Textiles, Apparel & Luxury Goods - 0.91%
2,100	LVMH Moet Hennessy Louis Vuitton SA	160,262
	Total France (Cost $1,338,633)	905,172

	Germany - 11.25%
	Chemicals - 2.50%
5,000	Bayer AG	268,086
1,500	Wachker Chemie AG	172,215
		440,301
	Electrical Equipment - 0.68%
3,900	SGL Carbon AG (a)	120,420

	Household Products - 1.51%
9,900	Henkel KGaA	266,795

	Industrial Conglomerates - 1.30%
3,300	Siemens AG - ADR	228,327

	Pharmaceuticals - 2.08%
3,600	Merck KGaA	366,146

	Software - 0.89%
3,900	SAP AG - ADR	156,741

	Textiles, Apparel & Luxury Goods - 2.29%
2,000	Adidas AG	76,035
1,500	Puma AG Rudolf Dassler Sport	328,206
		404,241
	Total Germany (Cost $2,801,678)	1,982,971

	Guernsey - 2.30%
	Software - 2.30%
18,900	Amdocs Ltd. (a)	405,405
	Total Guernsey (Cost $546,328)	405,405

	Hong Kong - 4.41%
	Health Care Equipment & Supplies - 0.38%
600,000	Mingyuan Medicare Development Co. Ltd. (a)	66,580

	Hotels, Restaurants & Leisure - 0.19%
35,000	Fairwood Holdings Ltd.	33,826

	Industrial Conglomerates - 2.07%
740,000	Guangdong Investment Ltd.	364,746

	Real Estate - 0.46%
7,000	Cheung Kong (Holdings) Ltd.	80,477

	Textiles, Apparel & Luxury Goods - 1.31%
185,000	Anta Sports Products LTD	231,308
	Total Hong Kong (Cost $568,667)	776,937

	India - 2.82%
	Pharmaceuticals - 2.82%
29,300	Dr. Reddy's Laboratories Ltd. - ADR	496,635
	Total India (Cost $474,723)	496,635

	Israel - 2.49%
	Pharmaceuticals - 2.49%
8,900	Teva Pharmaceutical Industries Ltd. - ADR	439,126
	Total Israel (Cost $395,174)	439,126

	Japan - 2.98%
	Commercial Services & Supplies - 0.81%
3,500	SECOM CO., LTD.	142,419

	Electronic Equipment & Instruments - 2.17%
34,000	Nippon Electric Glass Co., Ltd.	381,876
	Total Japan (Cost $628,490)	524,295

	Luxembourg - 2.86%
	Energy Equipment & Services - 0.63%
4,100	Tenaris S.A. - ADR	110,864

	Wireless Telecommunication Services - 2.23%
7,000	Millicom International Cellular S.A. (a)	393,820
	Total Luxembourg (Cost $662,609)	504,684

	Mexico - 2.15%
	Wireless Telecommunication Services - 2.15%
9,800	America Movil SAB de C.V. - ADR	379,456
	Total Mexico (Cost $489,739)	379,456

	Netherlands - 1.29%
	Diversified Financial Services - 0.58%
10,000	ING Groep N.V. - ADR	101,400

	Household Durables - 0.71%
6,800	Koninklijke (Royal) Philips Electronics N.V. - ADR	125,256
	Total Netherlands (Cost $628,904)	226,656

	Norway - 0.45%
	Commercial Services & Supplies - 0.45%
22,000	Tomra Systems ASA	79,034
	Total Norway (Cost $161,952)	79,034

	Singapore - 2.89%
	Diversified Financial Services - 1.30%
15,500	Jardine Strategic Holdings Ltd. (a)	228,470

	Hotels Restaurants & Leisure - 0.68%
90,000	Mandarin Oriental International Ltd.	119,700

	Machinery - 0.91%
105,000	Hyflux Ltd.	159,486
	Total Singapore (Cost $634,322)	507,656

	Spain - 1.70%
	Computer Integrated Systems Design - 0.74%
6,000	Telvent GIT, S.A.	130,020

	Diversified Financial Services - 0.96%
5,700	Bolsas y Mercados Espanoles	168,562
	Total Spain (Cost $210,679)	298,582

	Sweden - 1.24%
	Communications Equipment - 1.19%
21,500	Telefonaktiebolaget LM Ericsson - ADR	210,270

	Credit Intermediation and Related Activities - 0.05%
1,400	Swedbank AB - ADR	8,113
	Total Sweden (Cost $370,765)	218,383

	Switzerland - 10.30%
	Capital Markets - 2.26%
21,000	EFG International AG	227,095
4,400	Julius Baer Holding AG	170,809
		397,904
	Chemicals - 2.38%
9,000	Syngenta AG - ADR	418,680

	Food Products - 0.92%
4,300	Nestle SA	161,940

	Health Care Equipment & Supplies - 0.27%
500	Synthes, Inc.	48,272

	Industrial Conglomerates - 0.89%
4,000	Daetwyler Holding AG	156,827

	Management Consulting Services - 1.47%
16,400	ABB Ltd. - ADR	258,792

	Pharmaceuticals - 1.05%
1,000	Acino Holding AG	184,989

	Software - 0.24%
2,500	Temenos Group AG (a)	42,566

	Textiles, Apparel & Luxury Goods - 0.82%
900	Swatch Group AG	144,374
	Total Switzerland (Cost $2,098,276)	1,814,344

	Taiwan - 0.81%
	Semiconductor & Semiconductor Equipment - 0.81%
15,206	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	143,089
	Total Taiwan (Cost $144,526)	143,089

	United Kingdom - 4.50%
	Beverages - 2.27%
7,000	Diageo plc - ADR	400,750

	Food Products - 0.06%
320	Cadbury PLC - ADR	11,008

	Health Care Equipment & Supplies - 1.33%
6,300	Smith & Nephew plc - ADR	234,738

	Internet Software & Services - 0.84%
30,000	Telecity Group PLC (a)	147,081
	Total United Kingdom (Cost $959,985)	793,577

	TOTAL COMMON STOCKS (Cost $16,499,584)	13,950,557

	PREFERRED STOCKS - 2.91%
	Brazil - 2.91%
	Beverages - 0.70%
1,900	Companhia de Bebidas das Americas (AMBEV), ADR	123,177

	Oil & Gas - 2.21%
11,700	Petroleo Brasileiro S.A. - ADR	390,312
	Total Brazil (Cost $436,747)	513,489

	TOTAL PREFERRED STOCKS (Cost $436,747)	513,489

	SHORT TERM INVESTMENTS - 8.42%
	Investment Companies - 8.42%
147,835	AIM STIT-Treasury Portfolio	147,835
1,320,619	Fidelity Institutional Government Portfolio	1,320,619
14,960	SEI Daily Income Trust Treasury II Fund - Class B	14,960
	Total Investment Companies	1,483,414

	TOTAL SHORT TERM INVESTMENTS (Cost $1,483,414)	1,483,414

	Total Investments (Cost $18,419,745) - 90.50%	15,947,460
	Other Assets in Excess of Liabilities - 9.50%	1,673,648
	TOTAL NET ASSETS - 100.00%	$17,621,108

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$18,419,745
	Gross unrealized appreciation	1,565,609
	Gross unrealized depreciation	(4,037,894)
	Net unrealized appreciation	$(2,472,285)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo China Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 86.08%
	Consumer Discretionary - 8.29%
	Automobiles - 2.52%
1,077,894	Chongqing Changan Automobile Co., Ltd. (a)	$498,538

	Distributors - 0.05%
25,000	Goldin Properties Holdings Ltd. (a)	9,720

	Hotels, Restaurants & Leisure - 0.51%
105,000	Fairwood Holdings Ltd.	101,280

	Media - 2.54%
9,714,000	HC International, Inc. (a)(b)	502,387

	Textiles, Apparel & Luxury Goods - 2.67%
290,000	Anta Sports Products LTD	361,260
250,000	China Dongxiang Group Co.	167,293
25,768,000	Tack Fat Group International Ltd. (a)(b)(c)	0
		528,553
	Total Consumer Discretionary (Cost $5,663,544)	1,640,478

	Consumer Staples - 6.88%
	Food Products - 6.41%
920,000	Chaoda Modern Agriculture (Holdings) Ltd.	537,995
135,000	China Agri-Industries Holdings Ltd.	83,755
621,000	China Green (Holdings) Ltd.	645,238
		1,266,988
	Personal Products - 0.47%
20,000	Hengan International Group Co. Ltd.	93,459
	Total Consumer Staples (Cost $1,028,849)	1,360,447

	Energy - 13.25%
	Coal & Consumable Fuels - 2.56%
138,500	China Shenhua Energy Co.	505,993

	Oil & Gas - 10.69%
662,000	China Petroleum & Chemical Corp. - Class H	501,214
740,000	CNOOC Ltd.	911,571
636,000	PetroChina Company Ltd.	702,819
		2,115,604
	Total Energy (Cost $2,121,063)	2,621,597

	Financials - 1.58%
	Insurance - 1.58%
46,500	Ping An Insurance (Group) Co. of China Ltd. - Class H	312,110
	Total Financials (Cost $201,118)	312,110

	Health Care - 5.21%
	Health Care Equipment & Supplies - 4.30%
3,859,815	Golden Meditech Company Ltd. (a)	665,811
3,900	Mindray Medical International Ltd. - ADR	108,888
700,000	Mingyuan Medicare Development Co. Ltd. (a)	77,305
		852,004
	Pharmaceuticals - 0.91%
1,571,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H (a)	179,756
	Total Health Care (Cost $1,739,518)	1,031,760

	Industrials - 9.29%
	Airlines - 2.28%
1,623,000	China Southern Airline Co. Ltd. - Class H (a)	451,009

	Chemicals - 0.37%
145,000	Sinofert Holdings Ltd.	72,972

	Commercial Services & Supplies - 1.16%
4,680,000	Jolimark Holdings Ltd. (b)	229,469

	Construction & Engineering - 0.86%
30,000	China Communications Construction Co. - Class H	34,782
88,000	China Railway Construction Corp. Ltd. - Class H	135,044
		169,826
	Electrical Equipment - 0.55%
55,000	China High Speed Transmission Equipment Group Co.	109,038

	Industrial Conglomerates - 0.12%
50,000	Guangdong Investment Ltd.	24,547

	Machinery - 0.77%
160,794	China International Marine Containers (Group) Co. Ltd. (a)	153,072

	Road & Rail - 0.07%
50,350	China Shipping Container Lines Company Ltd. - Class H (a)	13,417

	Transportation Infrastructure - 3.11%
1,092,000	Anhui Expressway Co.	616,064
	Total Industrials (Cost $1,750,134)	1,839,414

	Information Technology - 2.32%
	Communications Equipment - 0.57%
32,500	ZTE Corp. - Class H	112,270

	Electronic Equipment & Instruments - 1.63%
5,500	BYD Compamy Ltd. - Class H (a)	21,679
4,902,000	Kwang Sung Electronics H.K.	300,443
		322,122
	Internet Software & Services - 0.12%
594,000	China Lotsynergy Holdings Ltd. (a)	24,032
	Total Information Technology (Cost $1,126,903)	458,424

	Materials - 14.07%
	Chemicals - 0.53%
200,000	China Bluechemical Ltd - Class H	104,490

	Construction Materials - 3.34%
84,000	Anhui Conch Cement Co. Ltd.	522,474
200,000	China Shanshui Cement Group	138,188
		660,662
	Metals & Mining - 10.20%
1,036,000	Aluminum Corporation Of China Ltd.	969,533
323,000	Jiangxi Copper Company Ltd. - Class H	524,783
382,000	Yanzhou Coal Mining Company Ltd. - Class H	523,832
		2,018,148
	Total Materials (Cost $1,711,236)	2,783,300

	Telecommunication Services - 13.25%
	Diversified Telecommunication Services - 4.44%
120,000	China Communications Services Corp. Ltd. - Class H	73,787
1,622,000	China Telecom Corp. Ltd. - Class H	805,070
		878,857
	Wireless Telecommunication Services - 8.81%
112,000	China Mobile Ltd.	1,121,389
468,000	China Unicom Ltd.	622,266
		1,743,655
	Total Telecommunication Services (Cost $2,840,127)	2,622,512

	Utilities - 11.94%
	Electric Utilities - 11.94%
1,588,000	Datang International Power Generation Company Ltd. - Class H	959,670
1,886,000	Huadian Power International Corp. Ltd. - Class H (a)	591,111
1,158,000	Huaneng Power International, Inc. - Class H	811,446
		2,362,227
	Total Utilities (Cost $2,344,090)	2,362,227

	TOTAL COMMON STOCKS (Cost $20,526,582)	17,032,269

	WARRANTS - 0.00%
	Matsunichi Comm. Warrants (c)
19,500	Expiration: July, 2010, Excercise Price: $6.000	0

	TOTAL WARRANTS (Cost $0)	0

	SHORT TERM INVESTMENTS - 3.55%
	Investment Companies - 3.55%
702,347	Fidelity Institutional Government Portfolio	702,347
	Total Investment Companies	702,347

	TOTAL SHORT TERM INVESTMENTS (Cost $702,347)	702,347

	Total Investments (Cost $21,228,929) - 89.63%	17,734,616
	Other Assets in Excess of Liabilities - 10.37%	2,050,962
	TOTAL NET ASSETS - 100.00%	$19,785,578

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Illiquid Securities
	(c) - Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2009.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$21,228,929
	Gross unrealized appreciation	3,778,957
	Gross unrealized depreciation	(7,273,270)
	Net unrealized appreciation	$(3,494,313)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 98.29%
	Consumer Discretionary - 10.59%
	Internet & Catalog Retail - 4.14%
61,000	eBay Inc. (a)	$1,044,930

	Media - 6.45%
34,750	Viacom Inc. - Class B (a)	788,825
36,000	The Walt Disney Co.	839,880
		1,628,705
	Total Consumer Discretionary (Cost $4,062,872)	2,673,635

	Consumer Staples - 15.11%
	Food & Staples Retailing - 10.37%
10,300	Costco Wholesale Corp.	470,710
37,900	Walgreen Co.	1,114,260
54,400	Whole Foods Market, Inc.	1,032,512
		2,617,482
	Food Products - 3.06%
13,800	General Mills, Inc.	773,076

	Personal Products - 1.68%
16,400	Avon Products, Inc.	422,792
	Total Consumer Staples (Cost $4,599,449)	3,813,350

	Financials - 12.83%
	Commercial Banks - 2.98%
14,000	Northern Trust Corp.	751,520

	Diversified Financial Services - 9.85%
39,900	American Express Co.	927,276
8,600	Franklin Resources, Inc.	619,286
22,600	T. Rowe Price Group, Inc.	941,742
		2,488,304
	Total Financials (Cost $3,098,914)	3,239,824

	Health Care - 23.86%
	Biotechnology - 4.18%
22,500	Gilead Sciences, Inc. (a)	1,053,900

	Health Care Equipment & Supplies - 5.53%
8,650	Becton, Dickinson and Co.	616,832
20,800	Covidien Plc (b)	778,752
		1,395,584
	Pharmaceuticals - 14.15%
18,000	Bayer AG - ADR (b)	964,962
58,100	Merck & Co. Inc.	1,624,476
23,700	Shire Pharmaceuticals PLC - ADR (b)	983,076
		3,572,514
	Total Health Care (Cost $5,743,616)	6,021,998

	Industrials - 6.37%
	Aerospace & Defense - 1.92%
11,400	The Boeing Co.	484,500

	Air Freight & Logistics - 4.45%
20,200	FedEx Corp.	1,123,524
	Total Industrials (Cost $1,164,056)	1,608,024

	Information Technology - 29.53%
	Communications Equipment - 6.22%
49,200	Cisco Systems, Inc. (a)	917,088
40,600	Corning, Inc.	652,036
		1,569,124
	Computers & Peripherals - 3.16%
40,500	NetApp, Inc. (a)	798,660

	Internet Software & Services - 2.53%
40,800	Yahoo!, Inc. (a)	638,928

	Semiconductor & Semiconductor Equipment - 12.56%
77,700	Applied Materials, Inc.	852,369
23,800	Broadcom Corp. - Class A (a)	590,002
65,100	Intel Corp.	1,077,405
30,600	Texas Instruments, Inc.	651,780
		3,171,556
	Software - 5.06%
38,400	Electronic Arts Inc. (a)	834,048
18,600	Microsoft Corp.	442,122
		1,276,170
	Total Information Technology (Cost $9,125,447)	7,454,438

	TOTAL COMMON STOCKS (Cost $27,794,354)	24,811,269

	SHORT TERM INVESTMENTS - 1.00%
	Investment Companies - 1.00%
71,520	AIM STIT-Treasury Portfolio	71,520
173,727	Fidelity Institutional Government Portfolio	173,727
6,542	SEI Daily Income Trust Treasury II Fund - Class B	6,542
	Total Investment Companies	251,789

	TOTAL SHORT TERM INVESTMENTS (Cost $251,789)	251,789

	Total Investments (Cost $28,046,143) - 99.29%	25,063,058
	Other Assets in Excess of Liabilities - 0.71%	180,491
	TOTAL NET ASSETS - 100.00%	$25,243,549

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$28,046,143
	Gross unrealized appreciation	2,561,075
	Gross unrealized depreciation	(5,544,160)
	Net unrealized appreciation	$(2,983,085)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.33%
	Consumer Discretionary - 17.36%
	Hotels Restaurants & Leisure - 6.44%
97,226	McCormick & Schmick's Seafood Restaurants, Inc. (a)	$739,890
15,400	Steiner Leisure Ltd. (a)(b)	470,162
		1,210,052
	Internet & Catalog Retail - 3.50%
108,500	Coldwater Creek, Inc. (a)	657,510

	Internet Retail - 0.96%
12,000	PetMed Express, Inc. (a)	180,360

	Specialty Retail - 2.04%
14,200	J. Crew Group, Inc. (a)	383,684

	Textiles, Apparel & Luxury Goods - 4.42%
119,739	The Dixie Group, Inc. (a)	348,440
41,400	Oxford Industries, Inc.	482,310
		830,750
	Total Consumer Discretionary (Cost $4,651,641)	3,262,356

	Consumer Staples - 2.15%
	Food Products - 2.15%
59,400	Smart Balance, Inc. (a)	404,514
	Total Consumer Staples (Cost $360,504)	404,514

	Financials - 13.18%
	Capital Markets - 3.49%
48,600	Sanders Morris Harris Group, Inc.	267,300
8,100	Stifel Financial Corp. (a)	389,529
		656,829
	Commercial Banks - 2.52%
21,300	PrivateBancorp, Inc.	473,712

	Diversified Financial Services - 7.17%
26,200	Cohen & Steers, Inc.	391,690
100,300	MarketAxess Holdings, Inc. (a)	955,859
		1,347,549
	Total Financials (Cost $2,861,328)	2,478,090

	Health Care - 20.68%
	Health Care Equipment & Supplies - 13.12%
84,500	Align Technology, Inc. (a)	895,700
16,025	Meridian Bioscience, Inc.	361,845
9,500	Neogen Corp. (a)	275,310
55,600	Orthovita, Inc. (a)	286,340
169,900	Remedent, Inc. (a)(c)	93,445
11,500	SonoSite, Inc. (a)	230,690
73,000	Trinity Biotech Plc - ADR (a)(b)	322,660
		2,465,990
	Health Care Providers & Services - 3.71%
13,800	ICON PLC - ADR (a)(b)	297,804
44,300	Virtual Radiologic Corp. (a)	400,029
		697,833
	Health Care Technology - 2.20%
38,400	Omnicell, Inc. (a)	412,800

	Pharmaceuticals - 1.65%
143,900	Bioform Medical, Inc. (a)	310,824
	Total Health Care (Cost $4,274,302)	3,887,447

	Industrials - 10.90%
	Commercial Services & Supplies - 10.90%
11,500	Capella Education Company (a)	689,425
12,100	Exponent, Inc. (a)	296,571
25,400	Heidrick & Struggles International, Inc.	463,550
40,200	Universal Technical Institute, Inc. (a)	600,186
		2,049,732
	Total Industrials (Cost $2,122,514)	2,049,732

	Information Technology - 31.32%
	Communications Equipment - 3.32%
60,400	Ciena Corp. (a)	625,140

	Computers & Peripherals - 3.88%
21,792	Rimage Corp. (a)	361,965
33,500	Stratasys, Inc. (a)	368,165
		730,130
	Electronic Equipment & Instruments - 3.79%
26,300	DTS, Inc. (a)	711,941

	Internet Software & Services - 7.86%
549	comScore Inc. (a)	7,313
81,800	DivX, Inc. (a)	449,082
69,700	Internap Network Services Corp. (a)	243,253
59,100	The Knot, Inc. (a)	465,708
40,250	LoopNet, Inc. (a)	311,937
		1,477,293
	Professional, Scientific, and Technical Services - 5.48%
114,578	Deltek, Inc. (a)	497,269
65,600	PROS Holdings, Inc. (a)	532,672
		1,029,941
	Semiconductor & Semiconductor Equipment - 1.75%
11,600	Cabot Microelectronics Corp. (a)	328,164

	Software - 5.24%
71,700	Double-Take Software Inc. (a)	620,205
89,000	PDF Solutions, Inc. (a)	226,950
5,000	Rosetta Stone, Inc. (a)	137,200
		984,355
	Total Information Technology (Cost $8,576,691)	5,886,964

	Materials - 1.74%
	Chemicals - 1.74%
48,100	Landec Corp. (a)	326,599
	Total Materials (Cost $330,625)	326,599

	TOTAL COMMON STOCKS (Cost $23,177,605)	18,295,702

	SHORT TERM INVESTMENTS - 2.57%
	Investment Companies - 2.57%
25,296	AIM STIT-Treasury Portfolio	25,296
454,106	Fidelity Institutional Government Portfolio	454,106
3,309	SEI Daily Income Trust Treasury II Fund - Class B	3,309
	Total Investment Companies	482,711

	TOTAL SHORT TERM INVESTMENTS (Cost $482,711)	482,711

	Total Investments (Cost $23,660,316) - 99.90%	18,778,413
	Other Assets in Excess of Liabilities - 0.10%	17,988
	TOTAL NET ASSETS - 100.00%	$18,796,401

	ADR - American Depasitary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities
	(c) - Illiquid Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$23,660,316
	Gross unrealized appreciation	3,196,850
	Gross unrealized depreciation	(8,078,753)
	Net unrealized appreciation	$(4,881,903)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 92.06%
	Consumer Discretionary - 26.80%
	Auto Components - 3.77%
134,300	Autoliv, Inc.	$3,863,811
550,800	Gentex Corp.	6,389,280
		10,253,091
	Hotels Restaurants & Leisure - 4.52%
95,100	Chipotle Mexican Grill, Inc. (a)	6,637,029
171,575	Life Time Fitness, Inc. (a)	3,433,216
164,900	Royal Caribbean Cruises Ltd. (b)	2,232,746
		12,302,991
	Leisure Equipment & Products - 1.20%
205,500	International Game Technology	3,267,450

	Media - 1.43%
168,075	Interactive Data Corp.	3,889,255

	Specialty Retail - 13.57%
289,400	Abercrombie & Fitch Co. - Class A	7,347,866
1,603,000	Chico's FAS, Inc. (a)	15,597,190
183,800	PETsMART, Inc.	3,944,348
145,000	Tiffany & Co.	3,677,200
305,100	Urban Outfitters, Inc. (a)	6,367,437
		36,934,041
	Textiles, Apparel & Luxury Goods - 2.31%
117,100	Polo Ralph Lauren Corp.	6,269,534
	Total Consumer Discretionary (Cost $92,688,092)	72,916,362

	Consumer Staples - 2.05%
	Food & Staples Retailing - 2.05%
293,800	Whole Foods Market, Inc.	5,576,324
	Total Consumer Staples (Cost $11,900,279)	5,576,324

	Financials - 9.95%
	Diversified Financial Services - 8.76%
591,700	Janus Capital Group, Inc.	6,745,380
172,600	Morningstar, Inc. (a)	7,116,298
151,200	MSCI, Inc. (a)	3,695,328
150,900	T. Rowe Price Group, Inc.	6,288,003
		23,845,009
	Insurance - 1.19%
191,100	Covanta Holding Corp. (a)	3,241,056
	Total Financials (Cost $25,633,830)	27,086,065

	Health Care - 15.45%
	Biotechnology - 1.65%
333,100	Amylin Pharmaceuticals, Inc. (a)	4,496,850

	Health Care Equipment & Supplies - 4.64%
189,100	Dentsply International, Inc.	5,771,332
199,200	Qiagen N.V. (a)(b)	3,703,128
63,300	Sigma-Aldrich Corp.	3,137,148
		12,611,608
	Health Care Providers & Services - 4.88%
142,600	Charles River Laboratories International, Inc. (a)	4,812,750
364,900	Pharmaceutical Product Development, Inc.	8,472,978
		13,285,728
	Pharmaceuticals - 4.28%
272,100	Medicis Pharmaceutical Corp. - Class A	4,440,672
173,700	Shire PLC - ADR (b)	7,205,076
		11,645,748
	Total Health Care (Cost $45,587,097)	42,039,934

	Industrials - 14.85%
	Commercial Services & Supplies - 14.85%
514,500	Career Education Corp. (a)	12,805,905
85,200	DeVry, Inc.	4,263,408
188,400	Hewitt Associates, Inc. - Class A (a)	5,610,552
218,450	Iron Mountain, Inc. (a)	6,280,438
79,994	ITT Educational Services, Inc. (a)	8,052,196
288,300	Monster Worldwide, Inc. (a)	3,404,823
		40,417,322
	Total Industrials (Cost $35,544,686)	40,417,322

	Information Technology - 19.73%
	Computers & Peripherals - 1.48%
203,600	NetApp, Inc. (a)	4,014,992

	Electronic Equipment & Instruments - 1.62%
118,500	Dolby Laboratories, Inc. - Class A (a)	4,417,680

	Internet Software & Services - 2.09%
296,700	Akamai Technologies, Inc. (a)	5,690,706

	IT Services - 1.51%
90,000	Fiserv, Inc. (a)	4,113,000

	Semiconductor & Semiconductor Equipment - 4.60%
242,500	KLA-Tencor Corp.	6,123,125
508,100	National Semiconductor Corp.	6,376,655
		12,499,780
	Software - 8.43%
182,300	Citrix Systems, Inc. (a)	5,813,547
249,000	Electronic Arts Inc. (a)	5,408,280
97,100	F5 Networks, Inc. (a)	3,358,689
415,500	Red Hat, Inc. (a)	8,364,015
		22,944,531
	Total Information Technology (Cost $53,343,322)	53,680,689

	Telecommunication Services - 3.23%
	Diversified Telecommunication Services - 3.23%
396,000	NeuStar, Inc. (a)	8,775,360
	Total Telecommunication Services (Cost $10,073,123)	8,775,360

	TOTAL COMMON STOCKS (Cost $274,770,429)	250,492,056

	SHORT TERM INVESTMENTS - 8.65%
	Investment Companies - 7.92%
5,457,222	AIM STIT-Treasury Portfolio	5,457,222
14,089,102	Fidelity Institutional Government Portfolio	14,089,102
1,993,533	SEI Daily Income Trust Treasury II Fund - Class B	1,993,533
	Total Investment Companies	21,539,857

	U.S. Treasury Bills - 0.73%
	Public Finance, Taxation and Monetary Policy - 0.74%
2,000,000	0.060%, 08/20/2009	1,999,829
	Total U.S. Treasuty Bills	1,999,829

	TOTAL SHORT TERM INVESTMENTS (Cost $23,539,686)	23,539,686

	Total Investments (Cost $298,310,115) - 100.71%	274,031,742
	Liabilities in Excess of Other Assets - (0.71)%	(1,922,247)
	TOTAL NET ASSETS - 100.00%	$272,109,495

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$298,310,115
	Gross unrealized appreciation	36,662,968
	Gross unrealized depreciation	(60,941,341)
	Net unrealized appreciation	$(24,278,373)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 95.14%
	Consumer Discretionary - 3.31%
	Auto Components - 1.10%
137,000	Gentex Corp.	$1,589,200

	Internet & Catalog Retail - 2.21%
185,700	eBay Inc. (a)	3,181,041
	Total Consumer Discretionary (Cost $7,607,565)	4,770,241

	Energy - 1.92%
	Energy Equipment & Services - 1.92%
107,700	Smith International, Inc.	2,773,275
	Total Energy (Cost $2,572,069)	2,773,275

	Financials - 0.37%
	Insurance - 0.37%
29,900	eHealth, Inc. (a)	528,034
	Total Financials (Cost $377,287)	528,034

	Health Care - 26.72%
	Biotechnology - 3.75%
251,700	Amylin Pharmaceuticals, Inc. (a)	3,397,950
43,100	Gilead Sciences, Inc. (a)	2,018,804
		5,416,754
	Health Care Equipment & Supplies - 11.80%
416,200	Align Technology, Inc. (a)	4,411,720
108,400	American Medical Systems Holdings, Inc. (a)	1,712,720
22,700	Becton, Dickinson and Co.	1,618,737
44,950	Covidien PLC (b)	1,682,928
45,300	Dentsply International, Inc.	1,382,556
385,665	Orthovita, Inc. (a)	1,986,174
61,400	Qiagen N.V. (a)(b)	1,141,426
71,400	SonoSite, Inc. (a)	1,432,284
117,700	Trinity Biotech Plc - ADR (a)(b)	520,234
32,200	Varian Medical Systems, Inc. (a)	1,131,508
		17,020,287
	Health Care Providers & Services - 3.41%
52,200	Charles River Laboratories International, Inc. (a)	1,761,750
135,700	Pharmaceutical Product Development, Inc.	3,150,954
		4,912,704
	Health Care Technology - 0.53%
20,500	athenahealth Inc. (a)	758,705

	Pharmaceuticals - 7.23%
34,200	Bayer AG - ADR (b)	1,833,428
376,000	Bioform Medical, Inc. (a)	812,160
174,900	Medicis Pharmaceutical Corp. - Class A	2,854,368
101,400	Merck & Co. Inc.	2,835,144
50,700	Shire Pharmaceuticals Group PLC - ADR (b)	2,103,036
		10,438,136
	Total Health Care (Cost $42,150,681)	38,546,586

	Industrials - 5.42%
	Aerospace & Defense - 0.71%
107,500	Hexcel Corp. (a)	1,024,475

	Commercial Services & Supplies - 3.30%
104,900	The Corporate Executive Board Co.	2,177,724
86,900	Hewitt Associates, Inc. - Class A (a)	2,587,882
		4,765,606
	Machinery - 1.41%
111,600	Chart Industries, Inc. (a)	2,028,888
	Total Industrials (Cost $7,031,196)	7,818,969

	Information Technology - 53.20%
	Communications Equipment - 8.91%
129,000	Adtran, Inc.	2,769,630
183,700	Ciena Corp. (a)	1,901,295
156,700	Cisco Systems, Inc. (a)	2,920,888
178,000	Corning, Inc.	2,858,680
72,600	Nokia Oyj - ADR (b)	1,058,508
29,900	QUALCOMM Inc.	1,351,480
		12,860,481
	Computers & Peripherals - 4.51%
214,600	EMC Corp. (a)	2,811,260
187,600	NetApp, Inc. (a)	3,699,472
		6,510,732
	Electronic Equipment & Instruments - 6.40%
144,400	Agilent Technologies, Inc. (a)	2,932,764
45,600	Dolby Laboratories, Inc. - Class A (a)	1,699,968
126,650	National Instruments Corp.	2,857,224
89,000	Trimble Navigation Ltd. (a)	1,747,070
		9,237,026
	Internet Software & Services - 4.08%
136,400	Akamai Technologies, Inc. (a)	2,616,152
208,300	Yahoo!, Inc. (a)	3,261,978
		5,878,130
	Semiconductor & Semiconductor Equipment - 18.26%
242,700	Applied Materials, Inc.	2,662,419
99,800	Broadcom Corp. - Class A (a)	2,474,042
74,000	Cabot Microelectronics Corp. (a)	2,093,460
89,485	FormFactor Inc. (a)	1,542,721
126,250	Intel Corp.	2,089,437
181,350	Maxim Integrated Products, Inc.	2,845,382
50,000	Microchip Technology Inc.	1,127,500
213,700	MKS Instruments, Inc. (a)	2,818,703
116,400	National Semiconductor Corp.	1,460,820
77,600	SanDisk Corp. (a)	1,139,944
216,600	Semtech Corp. (a)	3,446,106
123,900	Texas Instruments, Inc.	2,639,070
		26,339,604
	Software - 11.04%
65,200	Autodesk, Inc. (a)	1,237,496
84,100	Citrix Systems, Inc. (a)	2,681,949
107,000	Electronic Arts Inc. (a)	2,324,040
83,800	F5 Networks, Inc. (a)	2,898,642
109,007	Manhattan Associates, Inc. (a)	1,986,108
97,500	Microsoft Corp.	2,317,575
123,500	Red Hat, Inc. (a)	2,486,055
		15,931,865
	Total Information Technology (Cost $78,259,464)	76,757,838

	Materials - 0.90%
	Chemicals - 0.90%
27,600	FMC Corp.	1,305,480
	Total Materials (Cost $1,264,422)	1,305,480

	Technology - 1.66%
	Computer Hardware - 1.66%
22,900	International Business Machines Corp. (IBM)	2,391,218
	Total Technology (Cost $2,458,675)	2,391,218

	Telecommunication Services - 1.64%
	Diversified Telecommunication Services - 1.64%
107,000	NeuStar, Inc. (a)	2,371,120
	Total Telecommunication Services (Cost $2,588,685)	2,371,120

	TOTAL COMMON STOCKS (Cost $144,310,044)	137,262,761

	SHORT TERM INVESTMENTS - 4.79%
	Investment Companies - 4.79%
1,630,655	AIM STIT-Treasury Portfolio	1,630,655
5,172,180	Fidelity Institutional Government Portfolio	5,172,180
105,639	SEI Daily Income Trust Treasury II Fund - Class B	105,639
	Total Investment Companies	6,908,474

	TOTAL SHORT TERM INVESTMENTS (Cost $6,908,473)	6,908,474

	Total Investments (Cost $151,218,517) - 99.93%	144,171,235
	Other Assets in Excess of Liabilities - 0.07%	97,198
	TOTAL NET ASSETS - 100.00%	$144,268,433

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$151,218,517
	Gross unrealized appreciation	15,693,818
	Gross unrealized depreciation	(22,741,100)
	Net unrealized appreciation	$(7,047,282)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 85.52%
	Consumer Discretionary - 19.81%
	Auto Components - 1.50%
2,441,664	Gentex Corp.	$28,323,303

	Hotels Restaurants & Leisure - 7.21%
1,695,594	Ameristar Casinos, Inc.	32,267,154
2,487,950	Life Time Fitness, Inc. (a)(c)	49,783,879
1,697,600	P.F. Chang's China Bistro, Inc. (a)(c)	54,425,056
		136,476,089
	Hotels, Restaurants & Leisure - 2.09%
795,050	Panera Bread Co. (a)	39,641,193

	Internet & Catalog Retail - 2.64%
8,233,000	Coldwater Creek, Inc. (a)(c)(d)	49,891,980

	Leisure Equipment & Products - 4.32%
2,595,225	WMS Industries, Inc. (a)(c)	81,775,540

	Media - 0.12%
391,900	Lions Gate Entertainment Corp. (a)(b)	2,194,640

	Specialty Retail - 1.14%
3,215,400	Christopher & Banks Corp. (c)(d)	21,575,334

	Textiles, Apparel & Luxury Goods - 0.79%
1,281,725	Oxford Industries, Inc. (c)	14,932,096
	Total Consumer Discretionary (Cost $419,004,586)	374,810,175

	Financials - 8.32%
	Capital Markets - 3.22%
2,307,850	Waddell & Reed Financial, Inc. - Class A	60,858,005

	Commercial Banks - 2.85%
2,424,235	PrivateBancorp, Inc. (c)	53,914,986

	Diversified Financial Services - 2.25%
1,786,706	MarketAxess Holdings, Inc. (a)(c)(d)	17,027,308
572,600	Morningstar, Inc. (a)	23,608,298
83,000	MSCI, Inc. (a)	2,028,520
		42,664,126
	Total Financials (Cost $120,622,651)	157,437,117

	Health Care - 16.88%
	Biotechnology - 2.24%
3,135,350	Amylin Pharmaceuticals, Inc. (a)	42,327,225

	Health Care Distributors & Services - 1.54%
1,577,400	PSS World Medical, Inc. (a)	29,197,674

	Health Care Equipment & Supplies - 6.51%
4,898,425	Align Technology, Inc. (a)(c)	51,923,305
2,606,060	American Medical Systems Holdings, Inc. (a)	41,175,748
1,852,550	Wright Medical Group, Inc. (a)	30,122,463
		123,221,516
	Health Care Providers & Services - 3.72%
1,140,843	Charles River Laboratories International, Inc. (a)	38,503,451
1,375,056	Pharmaceutical Product Development, Inc.	31,928,801
		70,432,252
	Health Care Technology - 1.49%
1,771,600	Allscripts Healthcare Solutions, Inc.	28,097,576

	Pharmaceuticals - 1.38%
1,601,600	Medicis Pharmaceutical Corp. - Class A	26,138,112
	Total Health Care (Cost $320,838,477)	319,414,355

	Industrials - 18.26%
	Aerospace & Defense - 0.70%
1,393,400	Hexcel Corp. (a)	13,279,102

	Commercial Services & Supplies - 17.56%
1,661,900	Career Education Corp. (a)	41,364,691
3,650,165	Corinthian Colleges, Inc. (a)	61,797,294
1,502,900	The Corporate Executive Board Co.	31,200,204
238,300	CoStar Group, Inc. (a)	9,501,021
586,483	DeVry, Inc.	29,347,609
1,323,100	FirstService Corp. (a)(b)(d)	15,652,273
1,264,700	Heidrick & Struggles International, Inc. (c)	23,080,775
527,200	ITT Educational Services, Inc. (a)	53,067,952
2,151,900	Korn/Ferry International (a)	22,896,216
2,454,950	Navigant Consulting, Inc. (a)	31,717,954
849,010	Universal Technical Institute, Inc. (a)	12,675,719
		332,301,708
	Total Industrials (Cost $297,551,582)	345,580,810

	Information Technology - 20.46%
	Communications Equipment - 1.83%
1,615,408	Adtran, Inc.	34,682,810

	Electronic Equipment & Instruments - 3.52%
795,192	Dolby Laboratories, Inc. - Class A (a)	29,644,758
1,266,975	National Instruments Corp.	28,582,956
426,000	Trimble Navigation Ltd. (a)	8,362,380
		66,590,094
	Internet Software & Services - 2.34%
653,500	DealerTrack Holdings Inc. (a)	11,109,500
2,767,000	Internap Network Services Corp. (a)(c)(d)	9,656,830
2,037,600	The Knot, Inc. (a)(c)(d)	16,056,288
974,000	LoopNet, Inc. (a)	7,548,500
		44,371,118
	Semiconductor & Semiconductor Equipment - 10.09%
1,084,346	Cabot Microelectronics Corp. (a)	30,676,148
1,025,400	Cree, Inc. (a)	30,136,506
1,589,750	Fairchild Semiconductor International, Inc. (a)	11,112,352
1,937,500	FormFactor, Inc. (a)	33,402,500
3,008,468	MKS Instruments, Inc. (a)(c)(d)	39,681,693
2,891,600	Semtech Corp. (a)	46,005,356
		191,014,555
	Software - 2.68%
639,100	F5 Networks, Inc. (a)	22,106,469
1,572,092	Manhattan Associates, Inc. (a)(c)(b)	28,643,516
		50,749,985
	Total Information Technology (Cost $440,315,744)	387,408,562

	Telecommunication Services - 1.79%
	Diversified Telecommunication Services - 1.79%
1,526,633	NeuStar, Inc. (a)	33,830,187
	Total Telecommunication Services (Cost $30,736,958)	33,830,187

	TOTAL COMMON STOCKS (Cost $1,629,069,998)	1,618,481,206

	PREFERRED STOCKS - 0.09%
	Financials - 0.09%
	Real Estate Management & Development - 0.09%
96,700	Firstservice Corp. (b)	1,643,900
	Total Financials (Cost $1,738,105)	1,643,900

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	1,643,900

	SHORT TERM INVESTMENTS - 14.38%
	Investment Companies - 11.21%
58,370,720	AIM STIT-Treasury Portfolio	58,370,720
149,027,584	Fidelity Institutional Government Portfolio	149,027,584
4,701,214	SEI Daily Income Trust Treasury II Fund - Class B	4,701,214
	Total Investment Companies	212,099,518

	U.S. Treasury Bills - 3.17%
	Public Finance, Taxation and Monetary Policy - 3.17%
20,000,000	0.04%, 08/13/2009	19,999,131
20,000,000	0.06%, 08/20/2009	19,998,296
20,000,000	0.02%, 08/27/2009	19,999,323
	Total U.S. Treasuty Bills	59,996,750

	TOTAL SHORT TERM INVESTMENTS (Cost $272,096,268)	272,096,268

	Total Investments (Cost $1,902,904,371) - 99.99%	1,892,221,374
	Liabilities in Excess of Other Assets - 0.01%	269,254
	TOTAL NET ASSETS - 100.00%	$1,892,490,628

	(a) - Non Income Producing
	(b) - Foreign Issued Securities
	(c) - Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer
	(d) - Illiquid Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$1,902,904,371
	Gross unrealized appreciation	318,741,626
	Gross unrealized depreciation	(329,424,623)
	Net unrealized appreciation	$(10,682,997)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 93.33%
	Consumer Discretionary - 12.12%
	Auto Components - 4.02%
161,900	Gentex Corp.	$1,878,040
68,500	Johnson Controls, Inc.	1,487,820
		3,365,860
	Hotels, Restaurants & Leisure - 3.78%
65,900	Carnival Corp. (b)	1,698,243
25,600	McDonald's Corp.	1,471,744
		3,169,987
	Internet & Catalog Retail - 2.30%
112,500	eBay Inc. (a)	1,927,125

	Restaurants - 2.02%
50,900	Yum! Brands, Inc.	1,697,006
	Total Consumer Discretionary (Cost $12,052,447)	10,159,978

	Consumer Staples - 7.84%
	Beverages - 1.34%
23,500	The Coca-Cola Co.	1,127,765

	Household Products - 6.50%
27,000	Colgate-Palmolive Co.	1,909,980
34,100	Kimberly-Clark Corp.	1,787,863
34,215	The Procter & Gamble Co.	1,748,387
		5,446,230
	Total Consumer Staples (Cost $5,589,479)	6,573,995

	Energy - 4.72%
	Energy Equipment & Services - 4.72%
50,700	Schlumberger Ltd. (b)	2,743,377
47,300	Smith International, Inc.	1,217,975
	Total Energy (Cost $5,644,250)	3,961,352

	Financials - 1.34%
	Diversified Financial Services - 1.34%
46,100	MSCI, Inc. (a)	1,126,684
	Total Financials (Cost $1,071,506)	1,126,684

	Health Care - 12.05%
	Health Care Equipment & Supplies - 6.82%
25,200	Baxter International, Inc.	1,334,592
54,000	Dentsply International, Inc.	1,648,080
32,600	Sigma-Aldrich Corp.	1,615,656
31,800	Varian Medical Systems, Inc. (a)	1,117,452
		5,715,780
	Health Care Providers & Services - 1.79%
64,500	Pharmaceutical Product Development, Inc.	1,497,690

	Pharmaceuticals - 3.44%
31,900	Abbott Laboratories	1,500,576
24,400	Johnson & Johnson	1,385,920
		2,886,496
	Total Health Care (Cost $8,785,270)	10,099,966

	Industrials - 18.58%
	Aerospace & Defense - 1.92%
37,800	The Boeing Co.	1,606,500

	Air Freight & Logistics - 1.66%
27,900	United Parcel Service, Inc.	1,394,721

	Commercial Services & Supplies - 4.47%
59,500	Brady Corp.	1,494,640
76,000	The Corporate Executive Board Co.	1,577,760
23,400	Snap-on Inc.	672,516
		3,744,916
	Construction & Engineering - 2.87%
47,000	Fluor Corp.	2,410,630

	Electrical Equipment - 1.64%
42,400	Emerson Electric Co.	1,373,760

	Industrial Conglomerates - 2.20%
30,700	3M Co.	1,845,070

	Machinery - 3.82%
83,100	Chart Industries, Inc. (a)	1,510,758
47,300	Joy Global Inc.	1,689,556
		3,200,314
	Total Industrials (Cost $19,984,311)	15,575,911

	Information Technology - 34.34%
	Communications Equipment - 4.00%
136,800	Cisco Systems, Inc. (a)	2,549,952
17,800	QUALCOMM Inc.	804,560
		3,354,512
	Computers & Peripherals - 1.09%
46,100	NetApp, Inc. (a)	909,092

	Electronic Equipment & Instruments - 6.30%
47,400	Dolby Laboratories, Inc. - Class A (a)	1,767,072
83,500	National Instruments Corp.	1,883,760
83,200	Trimble Navigation Ltd. (a)	1,633,216
		5,284,048
	IT Services - 3.03%
14,500	Visa Inc.	902,770
100,000	Western Union Co.	1,640,000
		2,542,770
	Semiconductor & Semiconductor Equipment - 12.47%
59,500	Broadcom Corp. - Class A (a)	1,475,005
62,005	Cabot Microelectronics Corp. (a)	1,754,121
40,800	FormFactor, Inc. (a)	703,392
102,900	Intel Corp.	1,702,995
61,400	KLA-Tencor Corp.	1,550,350
132,700	MKS Instruments, Inc. (a)	1,750,313
121,200	National Semiconductor Corp.	1,521,060
		10,457,236
	Software - 7.45%
71,840	Electronic Arts Inc. (a)	1,560,365
47,400	F5 Networks, Inc. (a)	1,639,566
52,500	Microsoft Corp.	1,247,925
89,500	Red Hat, Inc. (a)	1,801,635
		6,249,491
	Total Information Technology (Cost $31,599,193)	28,797,149

	Materials - 2.34%
	Chemicals - 2.34%
19,900	Ecolab Inc.	775,901
16,700	Praxair, Inc.	1,186,869
	Total Materials (Cost $1,665,117)	1,962,770

	TOTAL COMMON STOCKS (Cost $86,391,573)	78,257,805

	SHORT TERM INVESTMENTS - 6.51%
	Investment Companies - 6.51%
900,286	AIM STIT-Treasury Portfolio	900,286
4,532,622	Fidelity Institutional Government Portfolio	4,532,622
28,954	SEI Daily Income Trust Treasury II Fund - Class B	28,954
	Total Investment Companies	5,461,862

	TOTAL SHORT TERM INVESTMENTS (Cost $5,461,862)	5,461,862

	Total Investments (Cost $91,853,435) - 99.84%	83,719,667
	Other Assets in Excess of Liabilities - 0.16%	134,953
	TOTAL NET ASSETS - 100.00%	$83,854,620

	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$91,853,435
	Gross unrealized appreciation	9,170,658
	Gross unrealized depreciation	(17,304,426)
	Net unrealized appreciation	$(8,133,768)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is applicable in conjunction with other accounting pronouncements that require or permit fair value measurements, but does not expand the use of fair value to any new circumstances. More specifically, SFAS 157 emphasizes that fair value is a market based measurement, not an entity-specific measurement, and sets out a fair value hierarchy with the highest priority given to quoted prices in active markets and the lowest priority to unobservable inputs.

Level 1 — Quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, certain corporate debt obligations, commercial paper and repurchase agreements.

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt obligations and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2009. These assets are measured on a recurring basis.

The Buffalo Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	73,373,850	-	-	73,373,850
Convertible Bonds	-	10,299,875	-	10,299,875
Corporate Bonds	-	36,712,170	-	36,712,170
Short Term investments	2,855,394	-	-	2,855,394
Written Options	(53,250)	-	-	(53,250)
Other Financial Instruments	-	-	-	-
Total*	76,175,994	47,012,045	-	123,188,039

The Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	-	-	-	-
Convertible Preferred Stocks	-	1,623,000	-	1,623,000
Preferred Stocks	2,125,000	-	-	2,125,000
Convertible Bonds	-	23,113,094	-	23,113,094
Corporate Bonds	-	90,556,452	-	90,556,452
Short Term investments	4,985,053	-	-	4,985,053
Other Financial Instruments	-	-	-	-
Total*	7,110,053	115,292,546	-	122,402,599

			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			June 30, 2009
Fair Value as of 03/31/2009			$60,098
Total unrealized gain (losses) included in earnings			(60,098)
Fair Value as of 6/30/2009			$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date			$(60,098)

The Buffalo International Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks	7,495,113	6,968,933	-	14,464,046
Short Term investments	1,483,414	-	-	1,483,414
Other Financial Instruments	-	-	-	-
Total*	8,978,527	6,968,933	-	15,947,460

The Buffalo China Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks	2,234,415	14,797,854	-	17,032,269
Warrants
Short Term investments	702,347	-	-	702,347
Other Financial Instruments	-	-	-	-
Total*	2,936,762	14,797,854	-	17,734,616

The Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	24,811,269	-	-	24,811,269
Short Term investments	251,789	-	-	251,789
Other Financial Instruments	-	-	-	-
Total*	25,063,058	-	-	25,063,058

The Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	18,295,702	-	-	18,295,702
Short Term investments	482,711	-	-	482,711
Other Financial Instruments	-	-	-	-
Total*	18,778,413	-	-	18,778,413

The Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	250,492,056	-	-	250,492,056
Short Term investments	23,539,686	-	-	23,539,686
Other Financial Instruments	-	-	-	-
Total*	274,031,742	-	-	274,031,742

The Buffalo Science & Technology Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	137,262,761	-	-	137,262,761
Short Term investments	6,908,474	-	-	6,908,474
Other Financial Instruments	-	-	-	-
Total*	144,171,235	-	-	144,171,235

The Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	1,618,481,206	-	-	1,618,481,206
Preferred Stocks	1,643,900	-	-	1,643,900
Short Term investments	272,096,268	-	-	272,096,268
Other Financial Instruments	-	-	-	-
Total*	1,892,221,374	-	-	1,892,221,374

The Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	78,257,805	-	-	78,257,805
Short Term investments	5,461,862	-	-	5,461,862
Other Financial Instruments	-	-	-	-
Total*	83,719,667	-	-	83,719,667

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

**The Funds’ valuation policy results in the use of fair valuation procedures for certain international investments when market activity follows the local closing of markets, but before the determination of the Funds’ NAVs. The use of this procedure results in the classification of investments valued in this manner as “Level 2”. In the event that such fair valuation procedures are not required, in accordance with the Funds’ policy, these investments would be included in “Level 1” designation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By      /s/ Kent Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By   /s/ Kent Gasaway
              Kent W. Gasaway, President and Treasurer

Date  8/26/09